Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,414
2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	865
2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8
2020 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 541